5. Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management Tables Abstract
Exposure to exchange risk
	December 31, 2018		December 31, 2017
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	1,191,152	4,615,476	1,200,786	3,972,200
Borrowings and financing – Yen	57,463,173	2,026,726	57,575,271	1,692,713
Interest and charges from borrowings and financing – US$		40,193		26,628
Interest and charges from borrowings and financing – Yen		12,517		10,834
Total exposure		6,694,912		5,702,375
Borrowing cost – US$		(22,390)		(26,454)
Borrowing cost – Yen		(3,113)		(3,100)
Total foreign currency-denominated borrowings (Note 17)		6,669,409		5,672,821

Borrowing and financing variable interest rate

	December 31, 2018	December 31, 2017
CDI(i)	1,250,000	1,144,391
TR(ii)	1,637,290	1,574,564
IPCA(iii)	1,614,595	1,699,747
TJLP(iv)	1,322,854	1,354,987
LIBOR(v)	3,259,295	2,814,399
Interest and charges	134,725	125,172
Total	9,218,759	8,713,260

(i) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(ii) TR – Interest Benchmark Rate

(iii) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(iv) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(v) LIBOR – London Interbank Offered Rate

Credit rating
	December 31, 2018	December 31, 2017
Cash at banks and short-term bank deposits
AA+(bra)	2,966,080	2,222,001
AAA(bra)	45,430	43,978
Other (*)	17,681	17,068
	3,029,191	2,283,047

(*) This category includes current accounts and investment funds in banks whose balances were not significant, and after assessing the impact of IFRS 9, concluded that expected losses are not material.

Credit information of banks
Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	Aa1.br	brAAA
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAAA

Liquidity risk

As of December 31, 2018	2019	2020	2021	2022	2023	2024 onwards	Total

Liabilities
Borrowings and financing	2,581,359	3,073,006	1,427,558	1,468,221	1,189,927	6,364,235	16,104,306
Accounts payables to suppliers and contractors	465,993	-	-	-	-	-	465,993
Services payable	454,022	-	-	-	-	-	454,022
Public-Private Partnership – PPP	405,263	377,196	377,196	377,196	377,196	4,889,573	6,803,620
Program contract commitments	244,446	45,608	45,741	30,991	30,991	14,417	412,194

Capital management
	December 31, 2018	December 31, 2017

Total borrowings and financing (Note 17)	13,152,796	12,100,966
(-) Cash and cash equivalents (Note 7)	(3,029,191)	(2,283,047)

Net debt	10,123,605	9,817,919
Total equity	19,551,688	17,513,009

Total capital	29,675,293	27,330,928

Leverage ratio	34%	36%

Fair value of financial instruments
	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	3,029,191	3,029,191	2,283,047	2,283,047
Restricted cash	31,900	31,900	18,822	18,822
Trade receivables	2,052,416	2,052,416	1,888,505	1,888,505
Water National Agency – ANA	49,136	49,136	70,487	70,487
Other receivables	180,681	180,681	169,715	169,715

Financial liabilities
	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	13,152,796	13,116,684	12,100,966	11,967,909
Accounts payables to suppliers and contractors	465,993	465,993	344,947	344,947
Services payable	454,022	454,022	408,275	408,275
Program contract commitments	373,009	373,009	239,500	239,500
Public-Private Partnership - PPP	3,413,124	3,413,124	3,071,416	3,071,416